10. CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Amortization of debt discount	$ 2,792,398	$ 361,534	$ 2,771,270	$ 475,174
Convertible Note - Clayton A. Struve
Accrued interest	67,801		62,171
Convertible Note - Ronald P. Erickson
Accrued interest	$ 109,583		$ 73,964